Other operating expenses and revenues	12 Months Ended
Dec. 31, 2024
Other operating expenses and revenues
Other operating expenses and revenues

28.  Other, net

(a)	This caption is made up as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Other income
Income from the sale of the investment in S.M.R.L Chaupiloma Dos de Cajamarca (note 1(d) ii))	210,000	—	—
Income from the sale of the investment in Contacto Corredores de Seguro S.A., (e)	—	41,523	—
Sale of parts and supplies to third parties	38,074	30,611	44,392
Reversal for impairment of spare parts and supplies, note 8(b)	25,377	19,409	22,394
Income from transfer of ownership of mining rights,(f)	6,637	9,843	8,455
Changes in the provision for exploration projects, note 15(b)	—	7,794	—
Sales of services to third parties	4,296	3,049	2,277
Income from previous years	3,889	4,528	3,218
Sale of parts and supplies to related parties, note 32(a)	364	1,104	179
Sale of assets to third parties	3,178	632	791
Additional income from sale of BISA, performed in year 2018	534	245	1,577
Insurance recovery	226	—	881
Changes in provision for mine closure	—	—	302
Changes in provision for environmental liabilities	—	—	228
Income from dividends in other investments	1,150	—	205
Others	1,354	1,083	976
	295,079	119,821	85,875
Other expenses
Cost of sales of spare parts, supplies and goods to third parties	(38,869)	(34,601)	(45,520)
Provision for impairment of spare parts and supplies, note 8(b)	(27,304)	(20,478)	(22,533)
Liability related to the tax claim for the years 2009-2010, note 31(d)	—	(9,598)	—
Changes in environmental liabilities provision (c)	(4,062)	(9,019)	—
Administrative fines of environmental and security contingencies (d)	(2,398)	(6,528)	(569)
Personnel expenses	(2,073)	(4,951)	(379)
Sale of Contacto Corredores de Seguros S.A investment (e)	(4,807)	(2,889)	—
Cost of sales of services to third parties	(2,128)	(2,888)	(6,591)
Disposals of informatic assets – SAP R3	(2,008)	—	—
Write-off of property, machinery and equipment, note 11(a)	(8,051)	(1,348)	(3,924)
Disposal cost of the sale of Minera Julcani S.A. de C.V.	—	(690)	—
Expenses from previous years	(648)	(700)	(1,296)
Cost of disposals of property, machinery and equipment, note 11(a)	(29)	(418)	(13)
Disposal cost of the sale of shares of Chaupiloma	(1,100)	—	—
Net loss from contractual assignment transfer	—	—	(2,000)
Fines and interest related to contingencies	—	—	(1,612)
Changes in provisions for exploration projects, note 15(b)	(496)	—	(13,631)
Allowance for expected credit losses, note 7(h)	—	—	(253)
Write-off of account receivable for tax claim, note 31(d)	—	—	(2,322)
Impairment provision, note 11(a)	(4,184)	—	—
Other	(990)	(740)	(317)
	(99,147)	(94,848)	(100,960)
	195,932	24,973	(15,085)

See related accounting policies in Note 2.4(x).

(b)	During 2024, 2023 and 2022, there were no collections related to indemnity for the insurance claim.
(c)

In 2024, it mainly includes the provision for closing environmental liabilities of El Brocal (San Gregorio) for US$1,054,000 and an update of the provision for environmental liabilities for Minera La Zanja for US$959,000. In 2023, the expense for closing environmental liabilities corresponds mainly to El Brocal (Santa Bárbara and Delta Ulpamayo) for US$4,254,000.

(d)

Corresponds mainly to environmental fines charged to the subsidiary El Brocal by the Environmental Assessment and Audit Organism (OEFA by its acronym in Spanish) related with the inspections performed per expedient of the years 2017, 2019 and 2021.

(e)

On November 2, 2023, Buenaventura and Howden HoldCo Perú S.A.C. (Howden) signed a contract for the sale of shares of Contacto Corredores de Seguros S.A. (Contacto), recognizing an income of US$41.5 million and a disposal cost of US$2.9 million. Likewise, on the sale date, US$27 million was collected, leaving an outstanding balance, which was presented in trade receivables and other receivables caption (Note 7 (i)). Furthermore, according to the contract, in 2024 the final price was determined, and Buenaventura recognized US$4.8 million in profit and loss from this update.

(f)

This corresponds to the income received by the subsidiary S.M.R.L. Chaupiloma Dos de Cajamarca (hereinafter “Chaupiloma”) from Minera Yanacocha S.R.L corresponding to a percentage of the production sold by Yanacocha, by virtue of the concession transfer contract signed by Chaupiloma with Minera Yanacocha S.R.L in 2022. As a result of the sale of the subsidiary Chaupiloma (Note 1 (d) ii), this income was received only until June 2024.